Short-term investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other (loss)/income, net
Cash and cash equivalents
Unrealized (loss) and gain on fair value change of the investment	¥ 5,507	$ 776	¥ (47,487)	¥ (52,877)
Structured Notes [Member]
Cash and cash equivalents
Other income	¥ 2,386	$ 336	¥ 3,411	¥ 2,922